Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme, INR)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Employees Stock Option Scheme
Options
Options outstanding, beginning of period	92,476,600	65,443,045
Granted	41,659,000	47,028,500
Exercised	(15,271,720)	(11,100,840)
Forfeited	(664,300)	(517,500)
Lapsed	(64,250)	(18,200)
Options outstanding, end of period	118,135,330	100,835,005
Options exercisable, end of period	49,232,630	45,717,605
Weighted Average Exercise Price
Options outstanding, beginning of period	556.06	417.32
Granted	835.50	680.00
Exercised	402.98	365.69
Forfeited	737.35	585.96
Lapsed	352.35	413.66
Options outstanding, end of period	673.48	544.65
Options exercisable, end of period	533.57	420.24
Weighted average fair value of options granted during the period	302.31	258.52